(Other Long-term Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Non-current receivables from taxes other than income tax	$ 6.4	$ 6.4